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<filename>Common Pension Fund D 13F-December 2012.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Timothy M. Walsh
Title:	Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Timothy M. Walsh  Trenton, NJ January 24, 2013



Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   46

Form 13F Information Table Value Total:	   3989450 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title            Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class                   x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED SEMICONDUCTOR E ADR      SPONSORED ADR    00756M40  3397       793800     SH         SOLE            793800
AMERICA MOVIL ADR SERIES L        SPON ADR L SHS   02364W10  12566      543050     SH         SOLE            543050
ANGLOGOLD ASHANTI SPON ADR        SPONSORED ADR    03512820  414        13210      SH         SOLE            13210
BAIDU INC   SPON ADR              SPON ADR REP A   05675210  11273      112400     SH         SOLE            112400
CEMEX SAB SPONS ADR PART CER      SPON ADR NEW     15129088  24394      2471573    SH         SOLE            2471573
CHINA MOBILE LTD SPON ADR         SPONSORED ADR    16941M10  21970      374154     SH         SOLE            374154
CHINA PETROLEUM + CHEM ADR        SPON ADR H SHS   16941R10  4976       43300      SH         SOLE            43300
CHUNGHWA TELECOM LTD ADR          SPON ADR NEW11   17133Q50  3499       108200     SH         SOLE            108200
CNOOC LTD ADR                     SPONSORED ADR    12613210  9684       44020      SH         SOLE            44020
COMPANHIA DE BEBIDAS PRF ADR      SPON ADR PFD     20441W20  33152      789533     SH         SOLE            789533
COPA HOLDINGS SA CLASS A          CL A             P3107610  6892       69300      SH         SOLE            69300
CREDICORP LTD                     COM              G2519Y10  12142      82850      SH         SOLE            82850
DOCTOR REDDY S LAB ADR            ADR              25613520  10638      319546     SH         SOLE            319546
EMPRESA NAC ELEC CHIL SP ADR      SPONSORED ADR    29244T10  4622       94700      SH         SOLE            94700
FOMENTO ECONOMICO MEX SP ADR      SPON ADR UNITS   34441910  6566       65200      SH         SOLE            65200
GOL LINHAS AEREAS INTEL ADR       SP ADR REP PFD   38045R10  5284       805449     SH         SOLE            805449
GRUPO FIN SANTANDER ADR B         SPON ADR SHS B   40053C10  7210       445622     SH         SOLE            445622
GRUPO TELEVISA SA SPON ADR        SPON ADR REP ORD 40049J20  16000      601985     SH         SOLE            601985
HDFC BANK LTD ADR                 ADR REPS 3 SHS   40415F10  8986       220680     SH         SOLE            220680
ICICI BANK LTD SPON ADR           ADR              45104G10  10682      244926     SH         SOLE            244926
INFOSYS LTD SP ADR                SPONSORED ADR    45678810  3987       94255      SH         SOLE            94255
ISHARES MSCI BRAZIL INDEX FUND    MSCI BRAZIL      46428640  16818      300000     SH         SOLE            300000
ISHARES MSCI EAFE INDEX FUND      MSCI EAFE INDEX  46428746  312510     5500000    SH         SOLE            5500000
ISHARES MSCI EMERGING MARKETS     MSCI EMERG MKT   46428723  1640950    37000000   SH         SOLE            37000000
ISHARES MSCI TAIWAN INDEX FUND    MSCI TAIWAN      46428673  28909      2122506    SH         SOLE            2122506
MOBILE TELESYSTEMS SP ADR         SPONSORED ADR    60740910  21938      1176300    SH         SOLE            1176300
MORGAN STANLEY INDIA INVESTMEN    COM              61745C10  9226       497869     SH         SOLE            497869
NETEASE INC ADR                   SPONSORED ADR    64110W10  6357       149400     SH         SOLE            149400
PHILIPPINE LONG DIST  SP ADR      SPONSORED ADR    71825260  20104      327900     SH         SOLE            327900
PROTALIX BIOTHERAPEUTICS INC      COM              74365A10  1246       240000     SH         SOLE            240000
QIHOO 360 TECHNOLOGY CO ADR       ADS              74734M10  1913       64437      SH         SOLE            64437
QUIMICA Y MINERA CHIL SP ADR      SPON ADR SER B   83363510  9413       163300     SH         SOLE            163300
SILICONWARE PRECISION SP ADR      SPONSD ADR SPL   82708486  1286       240800     SH         SOLE            240800
STRATASYS LTD                     SHS              M8554810  577        7200       SH         SOLE            7200
TAIWAN SEMICONDUCTOR SP ADR       SPONSORED ADR    87403910  54843      3195963    SH         SOLE            3195963
TATA MOTORS LTD SPON ADR          SPONSORED ADR    87656850  7048       245400     SH         SOLE            245400
TELEKOMUNIK INDONESIA SP ADR      SPONSORED ADR    71568410  22155      599600     SH         SOLE            599600
TEVA PHARMACEUTICAL SP ADR        ADR              88162420  10474      280500     SH         SOLE            280500
TRANSOCEAN LTD                    REG SHS          H8817H10  13344      298851     SH         SOLE            298851
TURKCELL ILETISIM HIZMET ADR      SPON ADR NEW     90011120  9406       582800     SH         SOLE            582800
VALE SA SP ADR                    ADR              91912E10  26135      1246857    SH         SOLE            1246857
VALE SA SP PREF ADR               ADR REPSTG PFD   91912E20  4631       228118     SH         SOLE            228118
VANGUARD FTSE EMERGING MARKETS    MSCI EMR MKT ETF 92204285  1455739    32691200   SH         SOLE            32691200
VANGUARD MSCI EAFE ETF            MSCI EAFE ETF    92194385  84552      2400000    SH         SOLE            2400000
YANDEX NV A                       SHS CLASS A      N9728410  6413       297300     SH         SOLE            297300
YPF S.A. SPONSORED ADR            SPON ADR CL D    98424510  5129       352500     SH         SOLE            352500